Certnas

1-13610

17010774

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
NOV 16 2017
Washington, DC 20549

By Electronic Mail

November 16, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 16, 2017 The Nasdaq Stock Market (the "Exchange") received from CIM Commercial Trust Corporation (the "Registrant") a copy of the Registrant's application on 8A 12(b) for the registration of the following security:

Series L Preferred Stock

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery